Average Annual Total Returns - SA DFA Ultra Short Bond Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	ICE BofA US 6-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 1 Year	ICE BofA US 6-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 5 Years	ICE BofA US 6-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	0.21%	0.92%	0.33%	0.07%	0.78%	0.18%	0.11%	0.70%	0.09%	1.05%	1.43%	0.81%